Right-of-Use assets - Summary of Lease Expenses (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Interest expenses on lease liabilities	₨ 798	₨ 914
Rent expense pertaining to leases of low-value assets recognized under facility expenses	53	44
Rent expense pertaining to leases with less than twelve months of lease term recognized under facility expenses	1,876	2,085
Total	₨ 2,727	₨ 3,043